Income Taxes - Reconciliation of Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Major components of tax expense (income) [abstract]
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$ 1,936	$ 2,097
Foreign operations subject to different tax rates	(332)	(199)
Tax-exempt income	(184)	(156)
Changes in income tax rate on deferred tax balances	(10)	(4)
Impact of equity-accounted income	(2)	(13)
Canada Recovery Dividend (CRD) tax	525
Income tax expense	1,931	1,730
Other (including Enron settlement)	$ (2)	$ 5
Combined Canadian federal and provincial income tax rate applied to income before income taxes, percentage	27.80%	26.30%
Foreign operations subject to different tax rates, percentage	(4.80%)	(2.50%)
Tax-exempt income, percentage	(2.70%)	(2.00%)
Changes in income tax rate on deferred tax balances, percentage	(0.10%)
Impact of equity-accounted income, percentage		(0.20%)
Canada Recovery Dividend (CRD) tax, percentage	7.50%
Other		0.10%
Income taxes in the consolidated statement of income, percentage	27.70%	21.70%